Note 1 - Nature of Operations and Going Concern	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of going concern [text block]
NOTE
1:
NATURE OF OPERATIONS AND GOING CONCERN
a.	Nature of operations

Empower Clinics Inc (formerly Adira Energy Ltd., “Empower” or the “Company”) is a leading owner and operator of medical cannabis clinics and developer of medical products in the US, focused on enabling individuals to improve and protect their health. The Company is a limited company, incorporated on
April 8, 2009,
and domiciled in Toronto, Ontario, Canada. The registered head office is located at
400
-
570
Granville Street, Vancouver BC
V6C
3P1.
The Company's shares are currently traded on the OTC market in the U.S. the TSX Venture Exchange (“TSX”) and as of
April 30, 2018,
on the Canadian Securities Exchange in Canada.

The consolidated financial statements of the Company for the year ended
December 31, 2017
were authorized for issue in accordance with a resolution of the directors on
April 30, 2018.
b.	Reverse Take Over

On
April 27, 2018,
the Company completed its previously disclosed transaction with SMAART Holdings Inc. (“SMAART”) to acquire assets which constituted a reverse take-over of the Company (the “Transaction”). Pursuant to the Transaction, a subsidiary of the Company amalgamated with SMAART to form the wholly owned subsidiary, Empower Clinics Inc. In return, all of the issued and outstanding securities of SMAART were exchanged for equivalent securities, including Common Shares, of Empower. In connection with the Transaction, the Company also changed its name to “Empower Clinics Inc.” and underwent a
6.726254
to
one
share consolidation. In addition, a private placement was completed whereby
8,443,473
Common Shares were issued at a price of
CDN$0.31
per share for aggregate gross proceeds of
CDN$2,617,476.
As a result, Empower will have
70,966,958
Common Shares issued and outstanding.
c.	Going concern

The accompanying consolidated financial statements have been prepared on the basis of a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. As at
December 31, 2017,
the Company had an accumulated deficit of
$34,424
(
2016
-
$34,349
) and is
not
yet generating operating cash flows. As such, there is substantial doubt regarding the Company’s ability to continue as a going concern. In assessing whether the going concern assumption is appropriate, management takes into account all available information about the future, which is at least, but not
limited to,
twelve
months from the end of the reporting period. The Company’s ability to continue operations is dependent on management’s ability to secure additional financing. Management is actively pursuing such additional sources of financing, and while it has been successful in doing so in the past, there can be no
assurance it will be able to do so in the future. Accordingly, the consolidated financial statements do not
give effect to adjustments that would be necessary should the Company be unable to continue as a going concern and therefore to realize its assets and liquidate its liabilities and commitments in other than the normal course of business and at amounts different from those in the accompanying consolidated financial statements.